                                            File Nos. 333-28769, 811-05626
                                            Filed under Rule 497(e)

GOLDEN AMERICAN LIFE INSURANCE COMPANY



                                   PROFILE
                                     AND
                            PROSPECTUS SUPPLEMENT
                               DECEMBER 10, 1999

                                    to the

               Profiles and Prospectuses dated May 1, 1999 for the Deferred Combination Variable and Fixed Annuity Contracts
      (the "GoldenSelect Access/R/ Profile and Prospectus," "GoldenSelect DVA/R/ Prospectus," "GoldenSelect DVA Plus/R/ Profile and Prospectus," and "GoldenSelect DVA Series 100/R/ Profile and Prospectus,")

                                     and

              Flexible Premium Variable Life Insurance Policies
                   (the "GoldenSelect Genesis I/R/ and
                GoldenSelect Genesis Flex/R/ Prospectus")

                                  issued by

                  Golden American Life Insurance Company


    Effective February 1, 2000, Capital Guardian Trust Company will become Portfolio Manager to the Small Cap Series and the Managed Global Series.

    This supplement should be retained with your GoldenSelect Profile and Prospectus.





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